Description of the Business	12 Months Ended
Dec. 31, 2018
Disclosure Of Description Of Business [Abstract]
Description of the Business

1. Description of the business

ERYTECH Pharma S.A. (“ERYTECH,” and together with its subsidiary the “Company”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases. The Company’s most advanced product candidates are being developed for the treatment of pancreatic cancer.

The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million and a follow-on offering of €30.0 million (on a gross basis before deducting offering expenses), in October 2014. The initial public offering triggered the conversion of the totality of the convertible bonds previously issued. Two private placements of respectively 940,000 ordinary and 793,877 ordinary shares for €25.4 million and €9.9 million (on a gross basis before deducting offering expenses) were completed in December 2015 and 2016 with institutional investors in the United States and in Europe. In April 2017, the Company completed a follow-on offering of €70.5 million (on a gross basis before deducting offering expenses). The Company completed an initial public offering on the Nasdaq Global Select Market raising €124 million ($144 million on a gross basis before deducting offering expenses).

The Company has incurred losses and negative cash flows from operations since its inception and had shareholders’ equity of €145,602 thousand as at December 31, 2018 as a result of several financing rounds, including an initial public offering. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.

The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new debt or equity instruments.

The accompanying consolidated financial statements and related notes (the “Consolidated Financial Statements”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc., incorporated in April 2014, which headquarters are in Cambridge, Massachusetts – United States of America.

Major events of 2018

Business

February 2018:

•	The Company announced the selection of triple negative breast cancer as the next target indication for broadening the scope of eryaspase (GRASPA®) development in solid tumors.

April 2018:

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Presentation of the full results from the U.S. Phase 1 clinical trial evaluating eryaspase (GRASPA®) in combination with chemotherapy for the treatment of acute lymphoblastic leukemia (ALL) and pre-clinical data on the erymethionase program.

June 2018:

•	The Company presented pharmacodynamic characterization data from its Phase 2/3 clinical trial of eryaspase (GRASPA®) in combination with chemotherapy for the treatment of relapsed ALL.
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The Company presented preclinical data on the enzymatic activity of eryaspase (GRASPA®) for the treatment of relapsed ALL and results of the Phase 2b clinical trial evaluating eryaspase (GRASPA®) for the treatment of acute myeloid leukemia (AML).

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The Company announced that it will focus its development efforts for the product candidate eryaspase on the potential treatment of selected solid tumor indications. The Company also announced its plans to cease the development program for eryaspase in ALL, including the withdrawal of its previously submitted European MAA for eryaspase for the treatment of relapsed and refractory ALL.

•	The Company signed a lease agreement in order to establish a manufacturing facility in the United States (Princeton, New Jersey).

September 2018:

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The Company announced that the first three patients were enrolled in the pivotal Phase 3 clinical trial, named TRYbeCA1, evaluating the lead product candidate eryaspase for the treatment of second-line metastatic pancreatic cancer.

November 2018:

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The Company announced a strategic partnership with New York Blood Center (NYBC) for red blood cell (RBC) supply and research, enabling the Company to diversify and broaden its supply of RBC source materials for the production of eryaspase and future product candidates derived from its proprietary ERYCAPS® platform as the Company ramps up clinical development.

Management

January 2018:

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Grant of 40,500 warrants to members of the board of directors, 97,203 stock options (of which 40,500 to executives and 56,703 to employees) and 154,440 free shares (of which 67,500 to executives and 86,940 to employees).

May 2018:

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The Company strengthened its executive team with the appointment of Alex Dusek as Vice President of Commercial Strategy. Mr. Dusek brings 25 years of experience in market access, product marketing and sales across small biotech start-ups and multi-national pharmaceutical companies.

September 2018:

•	Grant of 24,000 stock options to executives.

Major events of 2017

April 2017:

•	The Company completed a private placement of 3,000,000 ordinary shares with investors in the United States and Europe, for total gross proceeds of approximately €70.5 million.

November 2017:

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The Company completed an underwritten global offering of an aggregate of 6,180,137 ordinary shares, including the full exercise of the underwriters’ options to purchase additional shares, for gross proceeds of $144 million. The global offering consisted of a U.S. initial public offering of 5,389,021 American Depositary Shares, each representing one ordinary share and a concurrent private placement in Europe and other countries outside of the United States and Canada of 791,116 ordinary shares. The net proceeds from the global offering were approximately €112 million ($130 million).

Major events of 2016

December 2016:

•	The Company completed a private placement of 793,877 ordinary shares with investors in the United States and Europe, for total gross proceeds of approximately €10 million.